Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 27, 2018	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Recognized accrual		$ 2,174	$ 2,124
Settlement of arbitration related, description	the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.
Contingent liability		3,200,000
Accrued amount		400,000
Reversed contingent liability		3,200,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss		3,200,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss		$ 3,600,000